PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of useful life of property, plant and equipment

Property, plant and equipment consist of the following as of December 31, 2022, and 2021:

		Leasehold		Machinery and
	Computers	improvements	Furniture	Equipment	Total
Cost
January 1, 2022	956	477	345	414	2,192
Additions	136	123	2	629	890
December 31, 2022	1,092	600	347	1,043	3,082
Accumulated Depreciation
January 1, 2022	(714)	(212)	(138)	(156)	(1,220)
Additions	(118)	(50)	(24)	(27)	(219)
December 31, 2022	(832)	(262)	(162)	(183)	(1,439)
Net Book value December 31, 2022	260	338	185	860	1,643

		Leasehold		Machinery and
	Computers	improvements	Furniture	Equipment	Total
Cost
January 1, 2021	866	467	234	414	1,981
Additions	90	10	111	—	211
December 31, 2021	956	477	345	414	2,192
Accumulated Depreciation
January 1, 2021	(570)	(171)	(94)	(128)	(963)
Additions	(144)	(41)	(44)	(28)	(257)
December 31, 2021	(714)	(212)	(138)	(156)	(1,220)
Net Book value December 31, 2021	242	265	207	258	972